united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Fair Value
	COMMON STOCK - 79.0%
	AEROSPACE / DEFENSE - 1.1%
621	HEICO Corp.	$ 36,204
1,303	TransDigm Group, Inc. * +	292,745
		328,949
	AGRICULTURE - 0.5%
6,300	Vector Group Ltd. +	147,798

	AIRLINES - 2.9%
21,367	Delta Air Lines, Inc.	877,756

	APPAREL - 1.2%
1,219	Ralph Lauren Corp.	161,347
12,963	Sequential Brands Group, Inc. * +	198,204
		359,551
	AUTO MANUFACTURERS - 1.0%
8,767	General Motors Co.	292,204

	AUTO PARTS & EQUIPMENT - 0.2%
61	Dorman Products, Inc. *	2,907
953	Thermage, Inc. *	52,329
		55,236
	BANKS - 1.8%
1,086	Independent Bank Group, Inc.	46,589
1,354	Signature Bank * +	198,212
5,400	Wells Fargo & Co. +	303,696
		548,497
	BEVERAGES - 0.2%
11,216	MusclePharm Corp. *	68,305

	BIOTECHNOLOGY - 1.2%
488	BioMarin Pharmaceutical, Inc. * +	66,749
767	Puma Biotechnology, Inc. * +	89,547
1,847	Ultragenyx Pharmaceutical, Inc. *	189,114
		345,410
	BUILDING MATERIALS- 5.9%
22,480	Builders FirstSource *	288,643
4,290	Martin Marietta Materials, Inc. +	607,078
18,970	US Concrete, Inc. * +	718,773
1,780	Vulcan Materials Co.	149,395
		1,763,889
	CHEMICALS - 1.5%
7,085	CF Industries Holdings, Inc.	455,424

	COMMERCIAL SERVICES - 5.7%
4,212	Advisory Board Co. * +	230,270
2,501	Avis Budget Group, Inc. *+	110,244
1,474	Colliers International Group I +	56,720
40,111	Command Security Corp. *	81,425
6,056	Electro Rent Corp.	65,768
5,009	ExamWorks Group, Inc. * +	195,852
330	Graham Holdings Co. +	354,767
3,331	Hertz Global Holdings, Inc. *	60,358
712	Neff Corp. *	7,184
6,926	Nord Anglia Education, Inc. *	169,826
4,274	Paylocity Holding Corp. *	153,223
1,280	TriNet Group, Inc. *	32,448
41,499	Xueda Education Group - ADR +	156,866
		1,674,951
	COMPUTERS - 7.5%
5,151	Apple, Inc. +	646,064
8,462	Computer Sciences Corp.	555,446
1,823	EPAM Systems, Inc. *	129,852
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Fair Value
	COMPUTERS (Continued) - 7.5%
1,959	FleetMatics Group PLC * +	$ 91,740
251	Globant SA *	7,638
950	IHS, Inc. * +	122,199
12,101	Science Applications International Corp.	639,538
995	VeriFone Systems, Inc. * +	33,790
		2,226,267
	DISTRIBUTION / WHOLESALE - 0.9%
4,351	H&E Equipment Services, Inc.	86,889
8,363	LKQ Corp. * +	252,939
		339,828
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
724	Affiliated Managers Group, Inc. *	158,266
8,820	Blackhawk Network Holdings, Inc. * +	363,384
1,213	Evercore Partners, Inc.	65,454
7,400	Northstar Asset Management +	136,826
960	Virtus Investment Partners, Inc. +	126,960
1,091	WageWorks, Inc. * +	44,131
		895,021
	ENTERTAINMENT - 2.1%
14,521	Penn National Gaming, Inc. *	266,460
18,861	SeaWorld Entertainment, Inc. +	347,797
		614,257
	ENVIRONMENTAL CONTROL - 0.3%
2,133	Waste Connections, Inc. +	100,507

	FOOD - 3.3%
1,204	Fresh Market, Inc. * +	38,697
5,100	Nestle SA - ADR	368,016
13,502	Tyson Foods, Inc. +	575,590
		982,303
	HEALTHCARE - PRODUCTS - 0.5%
5,077	Insulet Corp. *	157,311

	HEALTHCARE - SERVICES - 0.1%
108	AAC Holdings, Inc. *	4,704
109	US Physical Therapy, Inc.	5,969
		10,673
	INSURANCE - 1.9%
7,412	American International Group, Inc.	458,210
2,766	Greenlight Capital Re Ltd. * +	80,684
1,338	Third Point Reinsurance Ltd. *	19,736
1,047	United Insurance Holdings Corp.	16,270
		574,900
	INTERNET - 8.5%
2,010	Baidu, Inc. - ADR * +	400,151
3,067	Facebook, Inc. *	263,041
600	Google, Inc. * +	312,306
540	Google, Inc. - Class A * +	291,622
6,148	IAC/InterActive Corp.	489,750
9,104	VeriSign, Inc. * +	561,899
5,941	Wayfair, Inc. *	223,619
		2,542,388
	LEISURE TIME - 0.3%
4,640	Nautilus Group, Inc. *	99,806

	LODGING - 3.6%
55,946	Belmond Ltd. *+	698,766
16,760	MGM Resorts International *	305,870
747	Starwood Hotels & Resorts Worldwide, Inc.	60,574
		1,065,210
	MACHINERY - DIVERSIFIED - 0.3%
880	Middleby Corp. *	98,762
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Fair Value
	MEDIA - 1.5%
7,840	Liberty Global PLC * +	$ 396,939
1,293	Twenty-First Century Fox, Inc.	41,660
		438,599
	METAL FABRICATE / HARDWARE - 0.1%
734	Rexnord Corp. *	17,550

	MINING - 1.6%
34,559	Dominion Diamond Corp.	484,172

	OIL & GAS SERVICES - 0.5%
678	Dril-Quip, Inc. * +	51,020
781	Geospace Technologies Corp. *	18,002
3,483	Natural Gas Services Group, Inc. *	79,482
		148,504
	PHARMACEUTICALS - 0.7%
3,373	ACADIA Pharmaceuticals, Inc. *	141,261
502	Aerie Pharmaceuticals, Inc. *	8,860
1,141	Diplomat Pharmacy, Inc. *	51,060
		201,181
	REAL ESTATE - 0.7%
2,300	Consolidated-Tomoka Land Co.	132,572
2,914	First Service Corp. +	80,922
		213,494
	REITS - 1.5%
32,347	Felcor Lodging Trust, Inc. +	319,588
7,100	Northstar Realty Finance Corp. +	112,890
		432,478
	RETAIL - 7.4%
4,704	Cabela's, Inc. - Cl A *	235,106
5,129	Chuy's Holdings, Inc. *	137,406
13,794	Del Frisco's Restaurant Group *	256,982
4,155	Dollar Tree, Inc. *	328,204
15,900	DSW, Inc. - Class A +	530,583
2,274	Francesca's Holdings Corp. * +	30,631
18,085	JC Penney Co., Inc. *	153,180
1,688	Signet Jewelers Ltd. +	216,469
1,769	Urban Outfitters, Inc. *	61,915
2,858	Yum! Brands, Inc.	257,449
		2,207,925
	SAVINGS & LOANS - 1.3%
3,715	BofI Holding, Inc. * +	392,713

	SEMICONDUCTORS - 0.3%
928	IPG Photonics Corp. * +	79,042

	SOFTWARE - 5.9%
471	2U, Inc. *	15,162
2,194	IMS Health Holdings, Inc. *	67,246
15,211	InContact, Inc. *	150,133
14,697	Microsoft Corp. +	648,873
10,022	Monotype Imaging Holdings, Inc.	241,630
306	Press Ganey Holdings, Inc. *	8,773
3,546	RealPage, Inc. * +	67,622
966	Solera Holdings, Inc. +	43,045
2,671	SPS Commerce, Inc. * +	175,752
9,494	Take-Two Interactive Software, Inc. *	261,750
556	Ultimate Software Group, Inc. * +	91,373
		1,771,359
	TELECOMMUNICATIONS - 0.1%
5,526	ORBCOMM, Inc. *	37,301

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares			Fair Value
	TRANSPORTATION - 1.9%
806	Landstar System, Inc.		$ 53,897
4,550	United Parcel Service, Inc. +		440,941
1,474	XPO Logistics, Inc. *		66,595
			561,433

	TOTAL COMMON STOCKS (Cost - $21,507,165)		23,610,954

Contracts + +		Expiration	Fair Value
	PURCHASED OPTIONS - 0.2%
	PURCHASED PUT OPTIONS - 0.2%
17	Box, Inc.-Class A @ $17	12/18/2015	3,400
24	Box, Inc.-Class A @ $20	9/18/2015	7,080
12	Box, Inc.-Class A @ $22.5	9/18/2015	5,760
20	Envestnet, Inc. @ $55	8/21/2015	28,900
11	Huron Consulting @ $50	9/18/2015	193
11	Huron Consulting @ $60	9/18/2015	742
11	Huron Consulting @ $65	9/18/2015	1,705
	TOTAL PURCHASED OPTIONS (Cost - $46,168)		47,780

Shares	SHORT - TERM INVESTMENTS - 21.0%
	MONEY MARKET FUNDS - 21.0%
1,132,283	Dreyfus Cash Management - Institutional Shares - 0.04% (a) +		1,132,283
5,139,390	Dreyfus Treasury Trust & Agency Cash - 0.01% (a) +		5,139,390
	TOTAL MONEY MARKET FUNDS (Cost - $6,271,673)		6,271,673

	TOTAL INVESTMENTS - 100.2% (Cost - $27,825,006) (b)		$ 29,930,407
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %		(59,277)
	NET ASSETS - 100.0%		$ 29,871,130

	SECURITIES SOLD SHORT - (34.3) %
	COMMON STOCKS - (17.5) %
	ADVERTISING - (0.2) %
3,052	MDC Partners, Inc.		60,124

	APPAREL - (0.2) %
904	G-III Apparel Group Ltd. *		63,596

	AUTO MANUFACTURERS - (0.7) %
6,650	Navistar International Corp. *		150,490
237	Tesla Motors, Inc. *		63,578
			214,068
	BEVERAGES - (0.4) %
2,248	Coca-Cola Enterprises, Inc.		88,189
505	Keurig Green Mountain, Inc.		38,698
			126,887
	BUILDING MATERIALS - (0.5) %
1,200	Drew Industries, Inc.		69,624
3,600	Quanex Building Products Corp.		77,148
			146,772
	COMMERCIAL SERVICES - (1.2) %
1,718	Ambow Education Holding - ADR *		86
10,170	Care.com, Inc. *		60,206
2,200	Heartland Payment Systems, Inc.		118,910
5,900	HMS Holdings Corp. *		101,303
1,301	Huron Consulting * ^		91,187
			371,692
	COSMETICS / PERSONAL CARE - (0.3) %
1,610	Avon Products, Inc.		10,079
645	Energizer Holdings, Inc.		84,850
			94,929
	DISTRIBUTION / WHOLESALE - (0.4) %
1,692	Pool Corp.		118,745

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - (0.3) %
3,488	Calamos Asset Management, Inc.	$ 42,728
2,366	LendingClub Corp. *	34,899
		77,627
	ELECTRONICS - (0.4) %
4,947	Brady Corp.	122,389

	ENERGY - ALTERNATE SOURCES - (0.1) %
193	Amyris, Inc. *	376
369	SolarCity Corp. *	19,760
193	Solazyme, Inc. *	606
		20,742
	FOOD - (1.3) %
3,362	Dean Foods Co.	54,364
1,733	Kroger Co.	125,660
1,862	Pilgrim's Pride Corp.	42,770
1,363	Sanderson Farms, Inc.	102,443
9,457	Senomyx, Inc. *	50,690
		375,927
	HEALTHCARE - PRODUCTS - (0.2) %
145	Intuitive Surgical, Inc. *	70,253

	HOUSEHOLD PRODUCTS/WARES - (0.1) %
1,500	SodaStream International Ltd. *	31,695

	INSURANCE - (0.5) %
1,675	Blue Capital Reinsurance Holdings Ltd.	30,100
168	Montpelier Re Holdings Ltd.	6,636
1,580	Primerica, Inc.	72,190
961	Validus Holdings Ltd.	42,274
		151,200
	INTERNET - (0.9) %
2,650	Bankrate, Inc. *	27,799
2,239	Blue Nile, Inc. *	68,043
9,544	Chegg, Inc. *	74,825
991	Zillow, Inc. *	85,959
		256,626
	LEISURE TIME - (1.0) %
7,981	Callaway Golf Co.	71,350
1,531	Polaris Industries, Inc.	226,756
		298,106
	MACHINERY - DIVERSIFIED - (0.3) %
4,780	Briggs & Stratton Corp.	92,063

	OIL & GAS - (2.0) %
6,127	Exxon Mobil Corp.	509,766
500	Pioneer Natural Resources Co.	69,345
		579,111
	OIL & GAS SERVICES - (1.0) %
15,283	TETRA Technologies, Inc. *	97,505
16,807	Weatherford International PLC *	206,222
796	Willbros Group, Inc. *	1,019
		304,746
	PHARMACEUTICALS - (0.3) %
100	MannKind Corp. *	569
19,005	Orexigen Therapeutics, Inc. *	94,075
3,975	VIVUS, Inc. *	9,381
		104,025
	RETAIL - (3.8) %
2,932	Abercrombie & Fitch Co.	63,067
1,259	Bed Bath & Beyond, Inc. *	86,846
8,533	Bloomin' Brands, Inc.	182,179
115	Chipotle Mexican Grill, Inc. *	69,574

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares			Fair Value
	RETAIL (Continued) - (3.8) %
2,364	Dollar General Corp.		$ 183,777
983	Foot Locker, Inc.		65,871
35	Freshpet, Inc. *		651
1,100	Lululemon Athletica, Inc. *		71,830
1,966	Sally Beauty Holdings, Inc. *		62,086
5,436	Sears Holding Corp. *		145,141
2,356	Williams Sonoma, Inc.		193,828
			1,124,850
	SOFTWARE - (1.2) %
3,113	Castlight Health, Inc. *		25,340
3,072	Envestnet, Inc. * ^		124,201
2,251	Guidewire Software, Inc. *		119,145
2,300	New Relic, Inc. *		80,937
			349,623
	TELECOMMUNICATIONS - (0.2) %
2,198	NETGEAR, Inc. *		65,984

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $5,512,435)		5,221,780

	EXCHANGE TRADED FUNDS - (16.8) %
	ASSET ALLOCATION FUND - (1.1) %
2,990	CurrencyShares Euro Trust *		327,285

	DEBT FUND - (0.2) %
600	iShares 20+ Year Treasury Bond ETF		70,476

	EQUITY FUNDS - (15.5) %
10,392	iShares Russell 2000 ETF		1,297,545
1,632	iShares US Real Estate ETF		116,362
1,035	Powershares QQQ Trust Series 1		110,817
135	PowerShares NASDAQ Internet Portfolio *		9,900
5,240	Consumer Staples Select Sector SPDR Fund		249,424
13,836	SPDR S&P 500 ETF Trust		2,848,141
			4,632,189

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $4,986,336)		5,029,950

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $10,498,771)		10,251,730

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REITS	Real Estate Investment Trusts
*	Non-income producing security
+	All or part of the security was held as collateral for securities sold short as of June 30, 2015.
^	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $17,566,211 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,923,914
		Unrealized Depreciation:	(811,448)
		Net Unrealized Appreciation:	$ 2,112,466

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, The fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisors is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 23,610,954	$ -	$ -	$ 23,610,954
Purchase Options	47,780	-	-	47,780
Short-Term Investments	6,271,673	-	-	6,271,673
Total Investments	$ 29,930,407	$ -	$ -	$ 29,930,407
Liabilities
Securities Sold Short
Common Stock	$ 5,221,780	$ -	$ -	$ 5,221,780
Exchange Traded Funds	5,029,950	-	-	5,029,950
Total Liabilities	$ 10,251,730	$ -	$ -	$ 10,251,730
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period March 31, 2015 to June 30, 2015, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	27	$ 42,169
Options purchased/written	-	-	58	90,356
Options closed	-	-	(80)	(128,166)
Options exercised	-	-	-	-
Options expired	-	-	(5)	(4,359)
Options outstanding, end of period	-	$ -	-	$ -

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 8/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 8/26/2015

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/26/2015